Note 10 - Leases - Maturity of Remaining Lease Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 896
2022	932
2023	807
2024	729
2025	15
2026 and thereafter	0
Total lease payments	3,379
Less: Interest	(140)
Other Liabilities [Member]
Operating Lease, Liability, Total	$ 3,239